Critical accounting judgements and key sources of estimation uncertainty - Disclosure of Application of Judgement in Adjustments to Modelled ECL (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 4,120	£ 4,042
Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	2,408	1,853
Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	911	905
Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	290	779
Inflationary judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	275	52
Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	236	453
UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	837	837
UK mortgages | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	565	292
UK mortgages | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
UK mortgages | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	39	67
UK mortgages | Inflationary judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	52
UK mortgages | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	233	426
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	629	521
Credit cards | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	528	436
Credit cards | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Credit cards | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	18	94
Credit cards | Inflationary judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	91	0
Credit cards | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(8)	(9)
Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	997	908
Other Retail | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	856	801
Other Retail | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other Retail | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	16	57
Other Retail | Inflationary judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	63	0
Other Retail | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	62	50
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,411	1,333
Commercial Banking | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	413	281
Commercial Banking | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	911	905
Commercial Banking | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	17	161
Commercial Banking | Inflationary judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	121	0
Commercial Banking | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(51)	(14)
Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	246	443
Other | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	46	43
Other | Individually assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	200	400
Other | Inflationary judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0